SUBSEQUENT EVENTS (Details) (USD $)				1 Months Ended						0 Months Ended					0 Months Ended		0 Months Ended	1 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014 Moody Bank [Member]	Mar. 31, 2013 Moody Bank [Member]	Mar. 31, 2013 Moody Bank [Member]	Mar. 31, 2012 Moody Bank [Member]	Feb. 28, 2011 Moody Bank [Member]	Feb. 28, 2010 Moody Bank [Member]	Oct. 27, 2014 Subsequent Event [Member]	Oct. 27, 2014 Subsequent Event [Member] Common Stock	Oct. 27, 2014 Subsequent Event [Member] MotorMax	Sep. 23, 2014 Subsequent Event [Member] Exchange Agreement Common Stock	Jun. 30, 2014 Subsequent Event [Member] Exchange Agreement Common Stock	Sep. 23, 2014 Subsequent Event [Member] Exchange Agreement ICFG carat item	Aug. 30, 2014 Subsequent Event [Member] Exchange Agreement ICFG	Sep. 23, 2014 Subsequent Event [Member] Exchange Agreement ICFG Common Stock	Mar. 31, 2014 Subsequent Event [Member] Moody Bank [Member]	Jul. 31, 2014 Subsequent Event [Member] Jerry Parish, Sole Officer and Director and Majority Shareholder [Member]	Jul. 31, 2014 Subsequent Event [Member] KBM Worldwide, Inc. Convertible Note [Member]	Jul. 31, 2014 Subsequent Event [Member] KBM Worldwide, Inc. Convertible Note [Member] Minimum [Member]	Jul. 31, 2014 Subsequent Event [Member] KBM Worldwide, Inc. Convertible Note [Member] Maximum [Member]
Subsequent Event [Line Items]
Face amount																			$ 240,000	$ 158,500
Interest rate																			10.00%	8.00%
Interest rate upon default																				22.00%
Maturity date				Feb. 01, 2015														Apr. 01, 2015
Conversion price																					$ 0.00005
Percent multiplied by average of three lowest trading prices																				61.00%
Discount																				39.00%
Maximum ownership percentage																				4.99%
Prepayment amount percentage																					110.00%	135.00%
Debt Instrument, Periodic Payment				60,621	62,500	62,500	57,500	45,060	37,817									60,822
Percentage of voting shares acquired															100.00%
Percentage of non-voting shares acquired															99.00%
Shares issued																	62,678,872
Percentage of shares issued and outstanding													42.30%
Common stock, shares issued	85,654,416	80,414,980	82,414,980										148,333,288	85,654,416
Common stock, shares outstanding	85,654,416	80,414,980	82,414,980										148,333,288
Number of gem assets owned															52
Retail replacement value															108,593,753
Fair market value as a percentage of retail replacement value															65.00%
Fair market value																70,585,940
Purchase consideration										1,000,000		30,000,000
Percentage of ownership acquired												100.00%
Payments in cash												25,000,000
Payments in stock												$ 5,000,000
Number of shares to be acquired under option agreement											30,000,000
Weight of gem assets															3,925.17